ING LOGO
AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4844
Email: neil.mcmurdie@us.ing.com

May 4, 2010

BY EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Select*Life Variable Account Prospectus Title: FlexDesign® VUL File Nos.: 333-69431* and 811-04208 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Select*Life Variable Account, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

  The form of the Prospectus, Prospectus Supplement and the Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 14, 2010.

If you have any questions, please call the undersigned at 860-580-2824 or Patricia Guerrera at
860-580-2815.

Sincerely,

/s/ Neil J. McMurdie

Neil J. McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation